Euclidean Fundamental Value ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Agricultural Products & Services - 3.2%
Bunge Global SA	28,976	$2,253,174
Ingredion, Inc.	23,684	3,257,971
		5,511,145
Apparel, Accessories & Luxury Goods - 2.0%
G-III Apparel Group Ltd.(a)	104,101	3,395,775

Automotive Retail - 3.8%
AutoNation, Inc.(a)	16,847	2,861,295
Group 1 Automotive, Inc.	8,659	3,649,595
		6,510,890
Broadcasting - 2.1%
Fox Corp. - Class A	75,007	3,643,840

Broadline Retail - 1.9%
Dillard’s, Inc. - Class A	7,483	3,230,710

Building Products - 1.6%
Owens Corning	16,247	2,767,189

Cable & Satellite - 1.6%
Sirius XM Holdings, Inc.	120,680	2,751,504

Coal & Consumable Fuels - 1.7%
CONSOL Energy, Inc.	27,141	2,895,402

Construction Machinery & Heavy Transportation Equipment - 7.0%
Allison Transmission Holdings, Inc.	35,689	3,856,553
Oshkosh Corp.	29,179	2,774,048
PACCAR, Inc.	26,464	2,752,785
Terex Corp.	54,043	2,497,868
		11,881,254
Education Services - 2.0%
Perdoceo Education Corp.	128,562	3,403,036

Electrical Components & Equipment - 1.6%
Atkore, Inc.	33,067	2,759,441

Electronic Manufacturing Services - 1.8%
Sanmina Corp.(a)	40,116	3,035,578

Fertilizers & Agricultural Chemicals - 1.7%
CF Industries Holdings, Inc.	33,070	2,821,532

Food Distributors - 1.4%
Andersons, Inc.	56,912	2,306,074

Food Retail - 1.5%
Ingles Markets, Inc. - Class A	38,335	2,470,307

Homebuilding - 15.3%
DR Horton, Inc.	16,573	$2,317,237
Green Brick Partners, Inc.(a)	47,789	2,699,600
KB Home	40,565	2,665,932
Lennar Corp. - Class A	16,853	2,298,244
M/I Homes, Inc.(a)	19,173	2,549,050
Meritage Homes Corp.	14,734	2,266,384
PulteGroup, Inc.	24,434	2,660,862
Taylor Morrison Home Corp.(a)	48,047	2,940,957
Toll Brothers, Inc.	23,961	3,017,888
Tri Pointe Homes, Inc.(a)	72,222	2,618,770
		26,034,924
Human Resource & Employment Services - 2.3%
Heidrick & Struggles International, Inc.	88,129	3,904,996

Industrial Machinery & Supplies & Components - 2.2%
Mueller Industries, Inc.	47,136	3,740,713

Managed Health Care - 1.4%
Molina Healthcare, Inc.(a)	8,283	2,410,767

Oil & Gas Equipment & Services - 1.7%
Liberty Energy, Inc.	149,249	2,968,563

Oil & Gas Exploration & Production - 10.1%
ConocoPhillips	27,050	2,682,548
Devon Energy Corp.	72,696	2,379,340
EOG Resources, Inc.	23,134	2,835,766
Ovintiv, Inc.	73,827	2,989,993
SM Energy Co.	73,460	2,847,310
Viper Energy, Inc.	68,436	3,358,155
		17,093,112
Oil & Gas Refining & Marketing - 3.4%
HF Sinclair Corp.	24,244	849,752
Marathon Petroleum Corp.	17,306	2,414,187
Valero Energy Corp.	20,828	2,553,305
		5,817,244
Oil & Gas Storage & Transportation - 6.1%
Cheniere Energy, Inc.	15,766	3,387,641
Dorian LPG Ltd.	83,392	2,032,263
Hess Midstream LP - Class A	80,476	2,980,026
International Seaways, Inc.	54,645	1,963,941
		10,363,871
Packaged Foods & Meats - 4.6%
Cal-Maine Foods, Inc.	43,974	4,525,804
Pilgrim’s Pride Corp.(a)	72,838	3,306,117
		7,831,921
Real Estate Development - 1.1%
Forestar Group, Inc.(a)	74,009	1,918,313

Semiconductor Materials & Equipment - 1.6%
Photronics, Inc.(a)	114,928	2,707,704

Soft Drinks & Non-alcoholic Beverages - 1.8%
Coca-Cola Consolidated, Inc.	2,486	$3,132,335

Steel - 8.7%
Alpha Metallurgical Resources, Inc.(a)	11,817	2,364,818
Arch Resources, Inc.	18,644	2,632,906
Commercial Metals Co.	51,485	2,553,656
Nucor Corp.	18,865	2,201,734
Steel Dynamics, Inc.	22,565	2,573,989
Warrior Met Coal, Inc.	44,087	2,391,279
		14,718,382
Technology Distributors - 1.4%
Arrow Electronics, Inc.(a)	20,971	2,372,240

Tobacco - 1.8%
Altria Group, Inc.	57,210	2,991,511

Trading Companies & Distributors - 1.4%
Boise Cascade Co.	20,014	2,378,864

TOTAL COMMON STOCKS (Cost $150,266,115)		169,769,137

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.41%(b)	116,664	116,664
TOTAL SHORT-TERM INVESTMENTS (Cost $116,664)		116,664

TOTAL INVESTMENTS - 99.9% (Cost $150,382,779)		$169,885,801
Other Assets in Excess of Liabilities - 0.1%		203,713
TOTAL NET ASSETS - 100.0%		$170,089,514

Percentages are stated as a percent of net assets.

SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Euclidean Fundamental Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$169,769,137	$-	$-	$169,769,137
Money Market Funds	116,664	-	-	116,664
Total Investments	$169,885,801	$-	$-	$169,885,801

Refer to the Schedule of Investments for further disaggregation of investment categories.

Placeholder: Returns an entire table created with the Holdings Mapper - Sector Breakdown (Model Office - MST-MDP - Working Model Office Map)

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